Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Inventories

5. Inventories

Inventories consisted of the following:

	As of December 31,
	2023		2024
Raw material	NT$	7,324	NT$	2,091
Work-in-process		15,863		4,823
Finished goods		24,564		9,047
Total	NT$	47,751	NT$	15,961

The inventory impairment was NT$13,092, NT$21,621 and NT$43,899 for the years ended December 31, 2022, 2023 and 2024, respectively. The movements of inventory impairment are as follows:

	As of December 31,
	2023		2024
Beginning balance	NT$	13,092	NT$	21,621
Add: inventory impairment		8,529		22,278
Ending balance	NT$	21,621	NT$	43,899